Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other receivables
Schedule of trade and other receivables
	06.30.2023	06.30.2022
Sale, leases and services receivables	14,919	17,273
Less: Allowance for doubtful accounts	(1,194)	(1,840)
Total trade receivables	13,725	15,433
Borrowings, deposits and others	9,364	9,358
Advances to suppliers	2,329	1,977
Tax receivables	1,480	2,016
Prepaid expenses	609	730
Long-term incentive plan	1	1
Dividends	-	440
Others	2,804	2,742
Total other receivables	16,587	17,264
Total trade and other receivables	30,312	32,697
Non-current	4,437	9,348
Current	25,875	23,349
Total	30,312	32,697

Schedule of allowance for doubtful accounts
	06.30.2023	06.30.2022
Beginning of the year	1,840	3,007
Additions (i)	210	539
Recovery (i)	(121)	(607)
Currency translation adjustment	371	158
Receivables written off during the year as uncollectible	-	(26)
Inflation adjustment	(1,106)	(1,231)
End of the year	1,194	1,840

Schedule of an aging analysis of past due unimpaired and impaired receivables
	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation
Leases and services	455	123	1,031	11,901	1,194	14,704	98.56%
Consumer financing	-	-	-	41	-	41	0.27%
Sale of properties and developments	-	-	173	1	-	174	1.17%
Total as of June 30, 2023	455	123	1,204	11,943	1,194	14,919	100.00%

Leases and services	843	513	1,399	12,086	1,840	16,681	96.57%
Consumer financing	-	-	-	189	-	189	1.09%
Sale of properties and developments	86	-	43	274	-	403	2.32%
Total as of June 30, 2022	929	513	1,442	12,549	1,840	17,273	99.98%